Organization, Business operation and Going concern (Details)				1 Months Ended	3 Months Ended							9 Months Ended			12 Months Ended
	Dec. 23, 2024 USD ($)	Nov. 05, 2024 USD ($)	Jun. 18, 2024 USD ($) shares	Jan. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares		Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares		Mar. 31, 2023 USD ($) $ / shares		Dec. 24, 2024 shares	Nov. 07, 2024 shares	Dec. 28, 2023 $ / shares
Organization, Business Operation and Going Concern [Line Items]
Net loss					$ (7,922,063)		$ (3,549,321)	$ (2,334,233)	$ 14,425,439	$ (12,402,285)	$ (28,781,134)	$ (13,805,617)		$ (26,757,978)	$ (34,277,252)		$ (62,032,076)
Cash used in operations												(5,043,721)		$ (8,542,144)
Accumulated deficit					$ (321,357,119)							(321,357,119)			(307,551,502)		$ (270,002,280)
Working capital												$ 40,754,964			26,236,359
Private placement		$ 3,621,000													$ 30,000,000
Repay of outstanding debt		3,804,000
Common stock par value (in Dollars per share) | $ / shares					$ 0.0001	[1]						$ 0.0001	[1]		$ 0.0001	[1],[2],[3]	$ 0.0001	[2],[3]
Board of directors															five
Exchange ratio of reverse recapitalization															0.0284
Incurred net loss															$ 34,277,252		$ 62,032,076
Cash used in operation															22,199,149		36,269,517
Principal amount												$ 15,900,000
Warrants to purchase (in Shares) | shares			63,387
Purchase of warrants (in Shares) | shares			1,267,728																1	1
Gross proceeds			$ 3,000,000
Pre-Funded Warrants [Member]
Organization, Business Operation and Going Concern [Line Items]
Net proceeds	$ 4,790,000	7,625,000
Gross proceeds	$ 5,480,000
Purchase of warrants (in Shares) | shares																				835,000
Previously Reported [Member]
Organization, Business Operation and Going Concern [Line Items]
Net loss															(34,277,252)		(62,032,076)
Cash used in operations															$ (22,199,149)		(36,269,517)
Accumulated deficit																	$ (270,002,280)
Minimum [Member]
Organization, Business Operation and Going Concern [Line Items]
Private placement		$ 9,150,000
Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Net loss
Common stock par value (in Dollars per share) | $ / shares															$ 0.0001						$ 0.0001
Subsequent Event [Member]
Organization, Business Operation and Going Concern [Line Items]
Investment				$ 3,000,000
Price per share (in Dollars per share) | $ / shares				$ 1,560,000
Fees and expenses payable				$ 1,250,000
Principal amount			3,600,000
Gross proceeds			$ 3,000,000	$ 1,440,000
Subsequent Event [Member] | Warrant [Member]
Organization, Business Operation and Going Concern [Line Items]
Purchase of warrants (in Shares) | shares			52,966,102
Board of Directors [Member]
Organization, Business Operation and Going Concern [Line Items]
Board of directors															two

[1]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 3)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.
[3]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1- for-20 respectively. (Refer Note 4)